PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 7,397	$ 8,876
Acquisition	44
Accretion	479	262
Disposals	(163)	(4,615)
Effects of movements in exchange rates	188
Change in estimates during the year	(344)	2,874
Provision for reclamation and rehabilitation, ending balance	7,601	7,397
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0	0
Acquisition	0
Accretion	0	0
Disposals	0	0
Effects of movements in exchange rates	0
Change in estimates during the year	251	0
Provision for reclamation and rehabilitation, ending balance	251	0
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	3,997	2,221
Acquisition	0
Accretion	268	100
Disposals	0	0
Effects of movements in exchange rates	95
Change in estimates during the year	(257)	1,676
Provision for reclamation and rehabilitation, ending balance	4,103	3,997
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	3,237	1,977
Acquisition	0
Accretion	211	83
Disposals	0	0
Effects of movements in exchange rates	93
Change in estimates during the year	(338)	1,177
Provision for reclamation and rehabilitation, ending balance	3,203	3,237
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0	4,545
Acquisition	0
Accretion	0	70
Disposals	0	(4,615)
Effects of movements in exchange rates	0
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	0	0
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	163	133
Acquisition	0
Accretion	0	9
Disposals	(163)	0
Effects of movements in exchange rates	0
Change in estimates during the year	0	21
Provision for reclamation and rehabilitation, ending balance	0	163
Pitarrilla, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0	0
Acquisition	44
Accretion	0	0
Disposals	0	0
Effects of movements in exchange rates	0
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	$ 44	$ 0